Financial Instruments carried at Fair Value - Sensitivity Analysis by Type of Instrument (Detail: Text Values)	6 Months Ended
Jun. 30, 2024 EUR (€)
Changes in sensitive amounts from December 31
Changes in positive fair value movement	€ 28,000,000
Changes in negative fair value movement	€ 122,000,000
Percentage change in positive fair value movements	0.02
Percentage change in negative fair value movements	0.10
Positive fair value movement from using reasonable possible alternatives, Level 3	€ 0.04